SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Schedule of operating subsidiaries and functional currency of operating subsidiary

Place of
	incorporation		Functional
	/ operation	Principal activity	currency
Bragg Gaming Group - Group Services Ltd.	United Kingdom	Corporate activities	GBP
Bragg Gaming Group - Parent Services Ltd.	United Kingdom	Corporate activities	GBP
Oryx Gaming International LLC	United States	Gaming solution provider	EUR
Oryx Gaming Ltd.	Malta	Gaming solution provider	EUR
Oryx Marketing Poslovne Storitve D.o.o.	Slovenia	Marketing	EUR
Oryx Podpora D.o.o.	Slovenia	B2B support services	EUR
Oryx Razyojne-Storitve D.o.o.	Slovenia	Gaming solution developer	EUR
Oryx Sales Distribution Ltd.	Cyprus	Distribution	EUR
Poynt Inc.	Canada	Distribution	CAD
Spin Games India Private Limited	India	Gaming solution developer	USD
Spin Games LLC	United States	Gaming solution provider	USD
Wild Streak LLC	United States	Content creation studio	USD

Schedule of intangible assets useful life

Intellectual property identified upon business combination	5 - 10 years
Intellectual property acquired from third-parties	3 years
Customer relationships	10 - 12 years
Brands	3 - 10 years
Deferred development costs	3 years
Trademarks and patents	3 - 15 years
Gaming licences	Over the term of the licence

Schedule of classification and measurement of company's financial assets and liabilities

Asset / Liability	Classification / Measurement
Cash and cash equivalents	FVTPL
Trade and other receivables	Amortized cost
Consideration receivable	FVTPL
Trade payables and other liabilities	Amortized cost
Deferred and contingent consideration	FVTPL
Loans payable	Amortized cost
Derivative liability	FVTPL
Convertible debt	Amortized cost
Lease obligations on right of use assets	Amortized cost
Other non-current liabilities	FVTPL / FVOCI